CONTRACT LIABILITY	12 Months Ended
Jun. 30, 2023
CONTRACT LIABILITY

16. CONTRACT LIABILITY

The Company’s contract liability is deferred revenue which relates to revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) which amounted to $138,918 (June 30, 2022 – $185,696). Details of the Company’s contract liability is noted as follows:

	June 30, 2023	June 30, 2022
Opening balance	$185,696	$226,903
Additions	-	-
Changes in exchange rates	5,457	8,123
Revenue recognized from contract liability	(52,235)	(49,330)
Ending balance	$138,918	$185,696
Current portion	$52,166	$50,771
Long-term portion	86,752	134,925